Lease Transactions (Maturity of the Lease Payment Receivables of Sales Type and Direct Financing Lease Transactions) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Leases [Abstract]
2025	¥ 559,547
2026	535,710
2027	420,824
2028	306,061
2029	207,992
2029 and thereafter	251,586
Total undiscounted cash flows	2,281,720	¥ 2,046,277
Difference between undiscounted cash flows and the lease receivables recognized on balance sheet	(359,215)
Amount on balance sheet	¥ 1,922,505